Inventories, net	9 Months Ended
Sep. 30, 2023
Inventory Disclosure [Abstract]
Inventories, net
5. Inventories, net
Inventories consist of the following (
in thousands
):

	As of September 30, 2023	As of December 31, 2022
Non-serialized parts	$59,093	$61,082
Serialized parts	11,513	11,073

Total inventories	$70,606	$72,155